CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) shares in Millions, $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 1,587.9	$ 1,499.4	$ 1,357.9	$ 1,330.7
Shareholders' Equity:
Common stock, par value (in dollars per share)	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Common stock, authorized (in shares)	240.0	240.0	120.0	120.0
Common stock, issued (in shares)	165.2	165.1	77.5	77.4
Common stock, outstanding (in shares)	165.2	165.1	77.5	77.4